MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at September 30, 2020 (Unaudited)
Principal Amount†		Value
CORPORATE BONDS: 85.7%
Aerospace/Defense: 0.4%
	Carrier Global Corp
1,100,000	2.700%, 2/15/31	$1,149,062
725,000	3.377%, 4/5/40	762,282
		1,911,344
Airlines: 1.4%
	Delta Air Lines Inc
1,200,000	3.400%, 4/19/21	1,195,423
950,000	7.375%, 1/15/26	997,428
	Delta Air Lines Inc / SkyMiles IP Ltd
1,175,000	4.750%, 10/20/28	1,221,722
	Emirates Airline
1,825,666	4.500%, 2/6/25	1,830,595
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd
1,975,000	6.500%, 6/20/27	2,061,406
		7,306,574
Automotive & Auto Parts: 5.5%
	Faurecia SE
EUR 1,300,000	3.750%, 6/15/28	1,521,504
	FCA Bank SPA
EUR 750,000	0.250%, 2/28/23	875,641
	Fiat Chrysler Automobiles NV
EUR 1,250,000	3.375%, 7/7/23	1,520,835
	Ford Motor Co
1,125,000	8.500%, 4/21/23	1,228,044
	Ford Motor Credit Co LLC
2,725,000	4.063%, 11/1/24	2,726,976
250,000	4.542%, 8/1/26	249,720
1,550,000	4.271%, 1/9/27	1,523,611
750,000	4.125%, 8/17/27	730,781
	General Motors Co
1,735,000	5.400%, 10/2/23	1,914,470
1,650,000	6.125%, 10/1/25	1,919,632
550,000	6.800%, 10/1/27	671,188
	General Motors Financial Co Inc
775,000	5.200%, 3/20/23	841,440
2,550,000	2.700%, 8/20/27	2,535,403
2,625,000	3.600%, 6/21/30	2,725,011
	Kia Motors Corp
470,000	3.250%, 4/21/26	506,867
570,000	3.500%, 10/25/27	616,142
	Nissan Motor Co Ltd
481,000	3.043%, 9/15/23	487,939
325,000	3.522%, 9/17/25	328,271
EUR 3,000,000	2.652%, 3/17/26	3,552,069
	ZF Finance GmbH
EUR 700,000	3.000%, 9/21/25	800,664
	ZF North America Capital Inc
EUR 1,100,000	2.750%, 4/27/23	1,288,896
		28,565,104
Banking: 5.6%
	Australia & New Zealand Banking Group Ltd
410,000	2.950% (5 Year CMT Rate + 1.288%), 7/22/30 [1,2]	425,230
	Banco Bradesco SA
1,319,000	3.200%, 1/27/25	1,341,918
	Banco Daycoval SA
850,000	4.250%, 12/13/24	854,616
	Banco do Brasil SA
971,000	4.750%, 3/20/24	1,023,191
	Bank Leumi Le-Israel BM
2,180,000	3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,2]	2,196,023
	Bank of Ireland Group PLC
2,075,000	4.125% (5 Year CMT Rate + 2.500%), 9/19/27 [1,2]	2,072,361
	Bank of New Zealand
2,050,000	3.500%, 2/20/24	2,235,271
	Barclays Bank PLC
EUR 1,305,000	6.000%, 1/14/21	1,554,957
EUR 1,875,000	6.625%, 3/30/22	2,399,759
	BBVA Bancomer SA/Texas
1,282,000	1.875%, 9/18/25	1,254,117
	Caixa Geral de Depositos SA
EUR 900,000	5.750% (5 Year Swap Rate EUR + 5.500%), 6/28/28 [1,2]	1,148,027
	Commerzbank AG
EUR 1,800,000	7.750%, 3/16/21	2,180,699
	Deutsche Bank AG/New York NY
4,100,000	2.222% (SOFR + 2.159%), 9/18/24 [1,2]	4,131,442
	Emirates NBD Bank PJSC
860,000	2.625%, 2/18/25	895,709
	Itau Unibanco Holding SA
450,000	5.125%, 5/13/23	476,779
	National Australia Bank Ltd
2,000,000	3.933% (5 Year CMT Rate + 1.880%), 8/2/34 [1,2]	2,227,243
	QNB Finance Ltd
970,000	2.625%, 5/12/25	1,008,532
	Shinhan Bank Co Ltd
1,000,000	4.000%, 4/23/29	1,126,519
	Volksbank Wien AG
EUR 800,000	2.750% (5 Year Swap Rate EURIBOR + 2.550%), 10/6/27 [1,2]	917,522
		29,469,915
Broadcasting: 2.3%
	Netflix Inc
1,050,000	5.375%, 11/15/29	1,238,895
	Nexstar Broadcasting Inc
1,975,000	4.750%, 11/1/28	2,016,574
	Sirius XM Radio Inc
1,425,000	3.875%, 8/1/22	1,441,922
	TEGNA Inc
1,400,000	4.750%, 3/15/26	1,430,625
2,425,000	4.625%, 3/15/28	2,377,227
3,475,000	5.000%, 9/15/29	3,434,829
		11,940,072
Building Materials: 2.0%
	CEMEX Finance LLC
900,000	6.000%, 4/1/24	922,419
	Cemex SAB de CV
EUR 910,000	2.750%, 12/5/24	1,062,256
900,000	7.375%, 6/5/27	973,705
640,000	5.200%, 9/17/30	643,936
	Martin Marietta Materials Inc
1,375,000	4.250%, 7/2/24	1,523,113
	Masco Corp
1,550,000	2.000%, 10/1/30	1,552,684
950,000	4.500%, 5/15/47	1,113,391
	Standard Industries Inc
800,000	4.375%, 7/15/30	821,440
	WESCO Distribution Inc
1,525,000	7.125%, 6/15/25	1,663,203
		10,276,147
Cable/Satellite TV: 3.3%
	CCO Holdings LLC / CCO Holdings Capital Corp
1,300,000	5.375%, 5/1/25	1,339,000
2,925,000	5.000%, 2/1/28	3,074,175
2,050,000	4.750%, 3/1/30	2,173,000
1,875,000	4.250%, 2/1/31	1,947,210
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,375,000	4.800%, 3/1/50	1,571,287
1,300,000	3.700%, 4/1/51	1,292,957
	CSC Holdings LLC
1,575,000	5.750%, 1/15/30	1,675,414
1,450,000	4.125%, 12/1/30	1,479,363
2,000,000	4.625%, 12/1/30	2,017,770
	Radiate Holdco LLC / Radiate Finance Inc
325,000	4.500%, 9/15/26	326,150
		16,896,326
Capital Goods: 2.8%
	Alfa SAB de CV
1,000,000	5.250%, 3/25/24	1,056,975
	Deere & Co
2,300,000	3.100%, 4/15/30	2,632,490
	GE Capital Funding LLC
2,050,000	4.400%, 5/15/30	2,205,762
	IDEX Corp
1,025,000	3.000%, 5/1/30	1,129,794
	KION Group AG
EUR 1,300,000	1.625%, 9/24/25	1,529,376
	Roper Technologies Inc
1,325,000	2.000%, 6/30/30	1,352,444
	Westinghouse Air Brake Technologies Corp
1,900,000	4.400%, 3/15/24	2,065,713
	Xylem Inc
2,575,000	1.950%, 1/30/28	2,690,224
		14,662,778
Chemicals: 1.4%
	Sherwin-Williams Co
650,000	3.450%, 6/1/27	731,020
675,000	2.950%, 8/15/29	744,329
3,675,000	2.300%, 5/15/30	3,847,475
	UPL Corp Ltd
1,822,000	4.500%, 3/8/28	1,873,909
		7,196,733
Consumer-Products: 0.3%
	Church & Dwight Co Inc
900,000	3.150%, 8/1/27	994,574
	Kimberly-Clark de Mexico SAB de CV
720,000	2.431%, 7/1/31	734,144
		1,728,718
Containers: 2.4%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
537,000	6.000%, 2/15/25	558,104
EUR 1,525,000	2.125%, 8/15/26	1,740,862
	Ball Corp
EUR 1,550,000	1.500%, 3/15/27	1,773,485
	Berry Global Inc
389,000	6.000%, 10/15/22	390,770
589,000	5.125%, 7/15/23	598,630
550,000	4.875%, 7/15/26	578,075
	Crown European Holdings SA
EUR 1,900,000	0.750%, 2/15/23	2,179,489
	Klabin Austria GmbH
280,000	5.750%, 4/3/29	313,950
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,350,000	5.125%, 7/15/23	1,367,550
	Sealed Air Corp
EUR 325,000	4.500%, 9/15/23	412,807
	Silgan Holdings Inc
EUR 500,000	2.250%, 6/1/28	573,038
	Sonoco Products Co
1,915,000	3.125%, 5/1/30	2,081,671
		12,568,431
Diversified Financial Services: 4.5%
	Alliance Data Systems Corp
1,200,000	4.750%, 12/15/24	1,127,010
	CIT Group Inc
1,800,000	5.000%, 8/15/22	1,856,592
	Credit Suisse AG
700,000	6.500%, 8/8/23	795,274
	Credit Suisse Group AG
1,000,000	7.500% (5 Year Swap Rate USD + 4.598%), 12/11/23 [1,2,4]	1,094,375
	Grupo de Inversiones Suramericana SA
1,500,000	5.500%, 4/29/26	1,680,953
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
1,200,000	4.750%, 9/15/24	1,216,878
	Macquarie Bank Ltd
667,000	6.625%, 4/7/21	687,392
	MDGH - GMTN BV
EUR 760,000	3.625%, 5/30/23	974,310
790,000	2.500%, 5/21/26	828,249
	OneMain Finance Corp
1,000,000	7.750%, 10/1/21	1,048,200
625,000	6.125%, 3/15/24	655,469
	Power Finance Corp Ltd
2,000,000	3.950%, 4/23/30	1,945,589
	Refinitiv US Holdings Inc
EUR 1,350,000	4.500%, 5/15/26	1,661,221
	SoftBank Group Corp
300,000	5.375%, 7/30/22	310,309
EUR 3,025,000	4.000%, 4/20/23	3,680,718
	SPARC EM SPC Panama Metro Line 2 SP
142,043	–%, 12/5/22 [3]	137,961
	UBS AG
3,400,000	5.125%, 5/15/24	3,752,750
		23,453,250
Diversified Media: 1.2%
	Baidu Inc
909,000	4.875%, 11/14/28	1,084,631
	Lamar Media Corp
1,175,000	5.750%, 2/1/26	1,215,273
	Prosus NV
1,760,000	5.500%, 7/21/25	2,024,176
	Walt Disney Co
1,675,000	2.200%, 1/13/28	1,766,872
		6,090,952
Energy: 7.4%
	Apache Corp
700,000	4.875%, 11/15/27	662,812
	Cheniere Energy Partners LP
300,000	5.625%, 10/1/26	312,510
	Delek & Avner Tamar Bond Ltd
200,000	4.435%, 12/30/20	200,025
	Ecopetrol SA
1,000,000	6.875%, 4/29/30	1,198,750
	EQT Corp
1,100,000	7.875%, 2/1/25	1,220,830
	Global Partners LP / GLP Finance Corp
800,000	6.875%, 1/15/29	810,000
	Harvest Midstream I LP
1,075,000	7.500%, 9/1/28	1,072,313
	Leviathan Bond Ltd
630,000	5.750%, 6/30/23	650,475
775,000	6.125%, 6/30/25	802,125
870,000	6.500%, 6/30/27	904,800
	Occidental Petroleum Corp
2,875,000	3.500%, 8/15/29	2,207,425
	Oleoducto Central SA
2,449,000	4.000%, 7/14/27	2,544,389
	Petrobras Global Finance BV
3,077,000	7.375%, 1/17/27	3,648,091
3,600,000	5.093%, 1/15/30	3,787,560
	Plains All American Pipeline LP / PAA Finance Corp
2,025,000	3.600%, 11/1/24	2,089,348
1,806,000	3.800%, 9/15/30	1,756,267
	Rockies Express Pipeline LLC
2,425,000	3.600%, 5/15/25	2,383,048
1,675,000	4.950%, 7/15/29	1,631,031
1,925,000	4.800%, 5/15/30	1,885,297
	Sabine Pass Liquefaction LLC
2,275,000	5.625%, 4/15/23	2,493,587
	Southern Star Central Corp
2,546,000	5.125%, 7/15/22	2,552,461
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
775,000	4.250%, 11/15/23	769,269
	Williams Cos Inc
1,000,000	3.700%, 1/15/23	1,057,565
1,500,000	4.000%, 9/15/25	1,664,728
		38,304,706
Environmental: 0.2%
	Covanta Holding Corp
450,000	5.000%, 9/1/30	454,748
	GFL Environmental Inc
800,000	3.750%, 8/1/25	805,920
		1,260,668
Food & Drug Retail: 0.4%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,525,000	4.625%, 1/15/27	1,561,974
	Ingles Markets Inc
560,000	5.750%, 6/15/23	569,696
		2,131,670
Food/Beverage/Tobacco: 4.3%
	BRF SA
1,200,000	4.750%, 5/22/24	1,268,874
1,062,000	4.875%, 1/24/30	1,091,194
	Bunge Ltd Finance Corp
1,200,000	1.630%, 8/17/25	1,206,634
	Constellation Brands Inc
2,250,000	4.750%, 11/15/24	2,590,335
1,160,000	4.750%, 12/1/25	1,380,638
	General Mills Inc
1,150,000	2.875%, 4/15/30	1,263,993
	Grupo Bimbo SAB de CV
2,200,000	3.875%, 6/27/24	2,396,636
	Herbalife Nutrition Ltd / HLF Financing Inc
1,950,000	7.875%, 9/1/25	2,096,250
	J M Smucker Co
1,800,000	2.375%, 3/15/30	1,882,261
	Keurig Dr Pepper Inc
550,000	3.200%, 5/1/30	618,578
	Kraft Heinz Foods Co
1,175,000	4.375%, 6/1/46	1,210,933
	MARB BondCo PLC
1,479,000	7.000%, 3/15/24	1,531,135
	Post Holdings Inc
1,200,000	5.750%, 3/1/27	1,264,878
1,200,000	4.625%, 4/15/30	1,236,000
	Sigma Alimentos S.A. de CV
1,048,000	4.125%, 5/2/26	1,119,327
		22,157,666
Gaming: 0.2%
	Caesars Entertainment Inc
1,200,000	6.250%, 7/1/25	1,255,800

Healthcare: 12.4%
	AbbVie Inc
1,400,000	2.950%, 11/21/26	1,527,018
2,850,000	3.200%, 11/21/29	3,152,150
	AMN Healthcare Inc
1,225,000	4.625%, 10/1/27	1,257,922
	Anthem Inc
1,650,000	2.250%, 5/15/30	1,702,695
	Avantor Inc
2,000,000	6.000%, 10/1/24	2,092,500
	Bausch Health Cos Inc
593,000	5.875%, 5/15/23	590,497
3,525,000	6.125%, 4/15/25	3,612,244
1,925,000	5.750%, 8/15/27	2,046,516
1,900,000	6.250%, 2/15/29	1,957,000
1,250,000	5.250%, 1/30/30	1,232,650
	Becton Dickinson and Co
1,075,000	3.363%, 6/6/24	1,163,976
1,125,000	2.823%, 5/20/30	1,215,726
	Centene Corp
1,500,000	4.750%, 5/15/22	1,519,500
1,000,000	5.375%, 6/1/26	1,055,000
1,000,000	5.375%, 8/15/26	1,062,300
1,975,000	3.000%, 10/15/30	2,017,364
	Charles River Laboratories International Inc
700,000	4.250%, 5/1/28	735,826
	Cigna Corp
1,625,000	2.400%, 3/15/30	1,688,804
	CVS Health Corp
2,050,000	3.000%, 8/15/26	2,247,400
2,475,000	1.300%, 8/21/27	2,442,656
1,275,000	4.300%, 3/25/28	1,494,239
1,575,000	3.250%, 8/15/29	1,737,110
1,125,000	3.750%, 4/1/30	1,286,830
2,100,000	4.780%, 3/25/38	2,564,853
1,850,000	2.700%, 8/21/40	1,771,246
	Encompass Health Corp
1,025,000	4.625%, 4/1/31	1,025,000
	Grifols SA
EUR 2,100,000	1.625%, 2/15/25	2,437,929
	HCA Inc
1,000,000	5.875%, 5/1/23	1,090,000
2,075,000	5.250%, 4/15/25	2,397,370
1,200,000	3.500%, 9/1/30	1,225,100
	Health Care Service Corp A Mutual Legal Reserve Co
1,625,000	2.200%, 6/1/30	1,666,535
	IQVIA Inc
EUR 2,025,000	3.250%, 3/15/25	2,397,081
	LifePoint Health Inc
350,000	6.750%, 4/15/25	369,250
625,000	4.375%, 2/15/27	627,344
	Molina Healthcare Inc
2,950,000	5.375%, 11/15/22	3,088,281
	Select Medical Corp
625,000	6.250%, 8/15/26	650,963
	Tenet Healthcare Corp
675,000	4.625%, 7/15/24	679,050
950,000	7.500%, 4/1/25	1,022,594
	Teva Pharmaceutical Finance Co BV
1,050,000	3.650%, 11/10/21	1,050,331
	Teva Pharmaceutical Finance IV BV
1,000,000	3.650%, 11/10/21	999,775
	Upjohn Inc
775,000	1.650%, 6/22/25	794,563
		64,695,188
Homebuilders/Real Estate: 3.9%
	American Tower Corp
1,781,000	3.800%, 8/15/29	2,044,163
	Crown Castle International Corp
1,350,000	3.650%, 9/1/27	1,512,873
	Equinix Inc
EUR 1,400,000	2.875%, 2/1/26	1,677,139
1,925,000	1.800%, 7/15/27	1,946,007
1,400,000	3.200%, 11/18/29	1,545,922
1,875,000	2.150%, 7/15/30	1,902,286
	HAT Holdings I LLC / HAT Holdings II LLC
1,450,000	3.750%, 9/15/30	1,460,875
	Howard Hughes Corp
825,000	5.375%, 8/1/28	826,642
	Iron Mountain Inc
1,175,000	4.500%, 2/15/31	1,188,248
	Lennar Corp
1,100,000	4.750%, 4/1/21	1,112,127
	MasTec Inc
1,050,000	4.500%, 8/15/28	1,061,812
	Outfront Media Capital LLC / Outfront Media Capital Corp
1,475,000	5.625%, 2/15/24	1,497,280
	SBA Communications Corp
1,150,000	4.875%, 9/1/24	1,180,072
	Shimao Group Holdings Ltd
1,000,000	4.750%, 7/3/22	1,025,235
	Taylor Morrison Communities Inc
425,000	5.125%, 8/1/30	453,422
		20,434,103
Hotels: 0.1%
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
725,000	5.875%, 10/1/28	725,000

Metals/Mining: 1.7%
	Alcoa Nederland Holding BV
800,000	5.500%, 12/15/27	834,760
	AngloGold Ashanti Holdings PLC
938,000	6.500%, 4/15/40	1,135,896
	Corp Nacional del Cobre de Chile
EUR 1,610,000	2.250%, 7/9/24	2,002,122
	Gold Fields Orogen Holdings BVI Ltd
900,000	6.125%, 5/15/29	1,050,750
	Nexa Resources SA
492,000	5.375%, 5/4/27	511,926
	Novelis Corp
1,889,000	5.875%, 9/30/26	1,943,309
	Orano SA
EUR 1,000,000	2.750%, 3/8/28	1,161,628
		8,640,391
Paper: 0.5%
	Inversiones CMPC SA
1,200,000	4.375%, 4/4/27	1,340,784
960,000	3.850%, 1/13/30	1,052,098
		2,392,882
Quasi & Foreign Government: 2.7%
	Abu Dhabi Government International Bond
1,818,000	2.500%, 9/30/29	1,946,292
860,000	3.125%, 4/16/30	965,677
	Colombia Government International Bond
1,000,000	3.000%, 1/30/30	1,024,375
	Indian Railway Finance Corp Ltd
1,450,000	3.730%, 3/29/24	1,527,991
1,175,000	3.249%, 2/13/30	1,181,922
	Indonesia Government International Bond
1,600,000	4.750%, 2/11/29	1,901,506
	Israel Government International Bond
610,000	2.750%, 7/3/30	676,215
	Mexico Government International Bond
1,700,000	4.500%, 4/22/29	1,909,755
	Panama Government International Bond
1,000,000	3.160%, 1/23/30	1,089,385
	Romanian Government International Bond
EUR 1,000,000	3.875%, 10/29/35	1,336,806
	State of Israel
565,000	2.500%, 1/15/30	612,578
		14,172,502
Restaurants: 1.8%
	1011778 BC ULC / New Red Finance Inc
1,025,000	4.250%, 5/15/24	1,044,936
3,450,000	5.000%, 10/15/25	3,543,340
	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
4,045,000	5.000%, 6/1/24	4,154,923
	Yum! Brands Inc
450,000	3.875%, 11/1/20	450,787
		9,193,986
Services: 0.8%
	Aramark Services Inc
975,000	6.375%, 5/1/25	1,016,852
	New Oriental Education & Technology Group Inc
1,375,000	2.125%, 7/2/25	1,348,070
	Techem Verwaltungsgesellschaft 675 mbH
EUR 1,200,000	2.000%, 7/15/25	1,347,153
	Williams Scotsman International Inc
375,000	4.625%, 8/15/28	377,218
		4,089,293
Steel: 0.4%
	ArcelorMittal SA
EUR 1,100,000	1.000%, 5/19/23	1,271,016
	Gerdau Trade Inc
850,000	4.875%, 10/24/27	927,562
		2,198,578
Super Retail: 2.4%
	Advance Auto Parts Inc
1,350,000	1.750%, 10/1/27	1,348,200
	Hanesbrands Inc
1,525,000	5.375%, 5/15/25	1,610,781
	JD.com Inc
1,271,000	3.375%, 1/14/30	1,379,710
	Lowe's Cos Inc
1,497,000	5.125%, 4/15/50	2,076,720
	Target Corp
1,800,000	2.650%, 9/15/30	2,015,020
	TJX Cos Inc
1,650,000	3.500%, 4/15/25	1,839,639
1,650,000	3.875%, 4/15/30	1,960,199
		12,230,269
Technology: 2.2%
	Broadcom Inc
2,550,000	2.250%, 11/15/23	2,653,101
2,125,000	3.150%, 11/15/25	2,304,343
	Logan Merger Sub Inc
600,000	5.500%, 9/1/27	608,055
	NXP BV / NXP Funding LLC / NXP USA Inc
900,000	2.700%, 5/1/25	954,642
900,000	3.150%, 5/1/27	974,417
1,025,000	3.400%, 5/1/30	1,125,243
	Oracle Corp
500,000	2.950%, 4/1/30	560,402
	Sensata Technologies Inc
825,000	3.750%, 2/15/31	821,906
	Xiaomi Best Time International Ltd
1,270,000	3.375%, 4/29/30	1,330,985
		11,333,094
Telecommunications: 9.1%
	America Movil SAB de CV
1,400,000	3.625%, 4/22/29	1,586,928
	AT&T Inc
700,000	2.300%, 6/1/27	734,656
1,867,000	4.300%, 2/15/30	2,216,424
1,500,000	3.500%, 6/1/41	1,582,885
	Cablevision Lightpath LLC
325,000	3.875%, 9/15/27	325,609
	CenturyLink Inc
2,575,000	5.125%, 12/15/26	2,649,276
	Level 3 Financing Inc
1,300,000	5.375%, 1/15/24	1,311,570
3,700,000	3.400%, 3/1/27	3,992,645
2,475,000	3.875%, 11/15/29	2,684,646
	Ooredoo International Finance Ltd
950,000	5.000%, 10/19/25	1,113,369
	PPF Telecom Group BV
EUR 1,225,000	3.500%, 5/20/24	1,479,168
	SES SA
EUR 1,825,000	5.625% (5 Year Swap Rate EUR + 5.401%), 1/29/24 [1,2,4]	2,270,820
	Sprint Corp
1,850,000	7.125%, 6/15/24	2,130,959
	TalkTalk Telecom Group PLC
GBP 700,000	3.875%, 2/20/25	875,339
	Telecom Italia SPA
EUR 850,000	2.750%, 4/15/25	1,029,121
EUR 400,000	2.875%, 1/28/26	485,217
	T-Mobile USA Inc
1,000,000	6.000%, 3/1/23	1,003,850
1,000,000	6.000%, 4/15/24	1,022,190
2,800,000	3.750%, 4/15/27	3,144,792
2,675,000	3.875%, 4/15/30	3,038,452
2,250,000	4.375%, 4/15/40	2,639,632
675,000	3.000%, 2/15/41	669,587
950,000	3.300%, 2/15/51	943,550
	Verizon Communications Inc
825,000	3.000%, 3/22/27	919,849
925,000	4.016%, 12/3/29	1,110,623
1,925,000	1.500%, 9/18/30	1,922,980
	Vmed O2 UK Financing I PLC
GBP 1,710,000	4.000%, 1/31/29	2,194,373
	Vodafone Group PLC
EUR 1,075,000	2.625% (5 Year Swap Rate EUR + 3.002%), 8/27/80 [1,2]	1,255,236
EUR 750,000	3.000% (5 Year Swap Rate EUR + 3.227%), 8/27/80 [1,2]	860,233
		47,193,979
Transportation Excluding Air/Rail: 1.0%
	Autostrade per l'Italia SpA
EUR 1,075,000	1.625%, 6/12/23	1,223,595
	DP World Crescent Ltd
1,850,000	4.848%, 9/26/28	2,053,787
	DP World PLC
EUR 740,000	2.375%, 9/25/26	878,880
	Q-Park Holding I BV
EUR 1,025,000	2.000% (3 Month EURIBOR + 2.000%), 3/1/26 [1]	1,086,302
		5,242,564
Utilities: 1.1%
	Calpine Corp
525,000	4.625%, 2/1/29	525,000
525,000	5.000%, 2/1/31	536,117
	Indiantown Cogeneration LP
76,432	9.770%, 12/15/20	76,446
	Israel Electric Corp Ltd
2,217,000	4.250%, 8/14/28	2,528,489
	NextEra Energy Operating Partners LP
1,925,000	4.250%, 7/15/24	2,010,614
		5,676,666
TOTAL CORPORATE BONDS
(Cost $431,037,745)		445,395,349

CONVERTIBLE BONDS: 0.5%
Banking: 0.5%
	Societe Generale SA
2,400,000	5.000%, 1/17/24	2,594,953

TOTAL CONVERTIBLE BONDS
(Cost $2,626,805)		2,594,953

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
604,708	Muzinich High Income Floating Rate Fund - Institutional Class	5,853,573

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $6,000,000)		5,853,573

Principal Amount
BANK LOANS: 5.0%
Aerospace/Defense: 0.2%
	TransDigm Inc
$1,246,859	2.397% (1 Month LIBOR + 2.250%), 10/30/20 [1,5]	1,181,050

Airlines: 0.1%
	SkyMiles IP Ltd
350,000	4.750%, 9/16/27 [1,5,6,7]	353,001

Automotive & Auto Parts: 0.2%
	Clarios Global LP
1,246,851	3.647% (1 Month LIBOR + 3.500%), 10/30/20 [1,5]	1,218,018

Broadcasting: 0.2%
	EW Scripps Co
1,250,000	2.656%, 5/1/26 [1,5,6,7]	1,221,681

Cable/Satellite TV: 0.7%
	CSC Holdings LLC
1,246,778	2.402% (1 Month LIBOR + 2.250%), 10/15/20 [1,5]	1,209,481
	UPC Financing Partnership
625,000	3.757%, 1/19/29 [1,5,6,7]	608,750
625,000	3.757%, 1/19/29 [1,5,6,7]	608,750
	Virgin Media Bristol LLC
1,250,000	3.500%, 1/31/29 [1,5,6,7]	1,231,837
		3,658,818
Diversified Financial Services: 0.3%
	Refinitiv US Holdings Inc
1,250,000	3.406%, 10/1/25 [1,5,6,7]	1,238,950

Energy: 0.1%
	Consolidated Energy Finance SA
698,214	2.656% (1 Month LIBOR + 2.500%) , 10/21/20 [1,5]	642,357

Food/Beverage/Tobacco: 0.5%
	Froneri US Inc
1,246,875	2.397% (1 Month LIBOR + 2.250%, 10/30/20 [1,5]	1,201,233
	US Foods Inc
1,246,851	2.147% (1 Month LIBOR + 2.000%), 10/30/20 [1,5]	1,197,370
		2,398,603
Gaming: 0.2%
	Caesars Resort Collection LLC
1,246,795	2.897% (1 Month LIBOR + 2.750%), 10/30/20 [1,5]	1,171,626

Healthcare: 0.9%
	Auris Luxembourg III SARL
1,246,836	3.897% (1 Month LIBOR + 3.750%), 10/30/20 [1,5]	1,157,481
	Grifols Worldwide Operations
1,250,000	2.100%, 11/8/27 [1,5,6,7]	1,226,856
	MPH Acquisition Holdings LLC
1,250,000	3.750%, 6/7/23 [1,5,6,7]	1,232,369
	Sedgwick Claims Management Services Inc
1,172,018	3.397% (1 Month LIBOR + 3.250%), 10/30/20 [1,5]	1,133,201
		4,749,907
Insurance: 0.5%
	AssuredPartners Inc
1,250,000	3.656%, 2/12/27 [1,5,6,7]	1,216,069
	USI Inc
1,246,787	3.220% (3 Month LIBOR + 3.000%), 12/31/20 [1,5]	1,208,342
		2,424,411
Restaurants: 0.2%
	1011778 BC Unlimited Liability Company
1,246,859	1.897% (1 Month LIBOR + 1.750%), 10/30/20 [1,5]	1,198,282

Services: 0.2%
	Aramark Services Inc
1,246,867	1.903% (1 Month LIBOR + 1.750%), 9/30/20 [1,5]	1,196,737

Technology: 0.6%
	Dawn Acquisition LLC
750,000	3.970%, 12/31/20 [1,5,6,7]	676,170
	LogMeIn Inc
1,250,000	4.906% (1 Month LIBOR + 4.750%), 8/31/27 [1,5]	1,210,550
	Surf Holdings LLC
1,246,875	3.750% (3 Months LIBOR + 3.500%), 12/8/20 [1,5]	1,223,272
		3,109,992
Telecommunications: 0.1%
	Consolidated Communications Inc
350,000	5.750%, 10/31/27 [1,5,6,7]	347,156

TOTAL BANK LOANS
(Cost $26,066,598)		26,110,589

TOTAL INVESTMENTS IN SECURITIES: 92.3%
(Cost $465,731,148)		479,954,464
Other Assets in Excess of Liabilities: 7.7%		39,900,056
TOTAL NET ASSETS: 100.0%		$519,854,520

†	In U.S. Dollars unless otherwise indicated.
CMT -	United States Constant Maturity Treasury Note
EUR -	Euro
EURIBOR -	Euro Interbank Offered Rate
GBP -	Great Britain Pound
LIBOR -	London Interbank Offered Rate
SOFR -	Secured Overnight Financing Rate
USD -	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on September 30, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Zero coupon security.
[4]	Perpetual call date security. Date shown is next call date.
[5]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the Bank of New York:

					Unrealized
Settlement	Currency	U.S. Dollar Value at	Currency	U.S. Dollar Value at	Appreciation
Date	to be Delivered	September 30, 2020	to be Received	September 30, 2020	(Depreciation)
12/15/20	EUR 51,200,000	$60,137,000	USD 60,701,112	$60,701,112	$564,112
12/15/20	GBP 3,700,000	4,776,756	USD 4,757,127	4,757,127	(19,629)
		$64,913,756		$65,458,239	$544,483

Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds[1]	$–	$445,395,349	$–	$445,395,349
Convertible Bonds[1]	–	2,594,953	–	2,594,953
Affiliated Mutual Funds	5,853,573	–	–	5,853,573
Bank Loans[1]	–	26,110,589	–	26,110,589
Total Assets	$5,853,573	$474,100,891	$–	$479,954,464
Other Financial Instruments[2]:
Forward Foreign Currecny Exchanges Contracts	$–	$544,483	$–	$544,483

[1] See the Schedule of Investments of industry breakout
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.